December 22, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Aberdeen Funds (File Nos. 333-146680 & 811-22132)

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 84 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 86 to the Trust’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).  It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on March 7, 2017.

The purpose of the Amendment is to add the following new series to the Trust: (1) Aberdeen Dynamic Dividend Fund; (2) Aberdeen Global Infrastructure Fund; (3) Aberdeen High Yield Managed Duration Municipal Fund; (4) Aberdeen International Real Estate Equity Fund; (5) Aberdeen Realty Income & Growth Fund; (6) Aberdeen Income Builder Fund; (7) Aberdeen Ultra Short Municipal Income Fund (each a “Fund” and collectively, the “Funds”).  These Funds are mirror funds of the below-listed series (currently registered with the SEC) of Alpine Series Trust, Alpine Equity Trust and Alpine Income Trust and are established as shell series to acquire assets in contemplation of a fund reorganization transaction:

Target Funds Each a Series of Alpine Series Trust	Shell Series Each a Series of Aberdeen Funds
Alpine Dynamic Dividend Fund	Aberdeen Dynamic Dividend Fund
Alpine Rising Dividend Fund	Aberdeen Income Builder Fund*

Target Funds Each a Series of Alpine Equity Trust	Surviving Funds Each a Series of Aberdeen Funds
Alpine Global Infrastructure Fund	Aberdeen Global Infrastructure Fund
Alpine International Real Estate Equity Fund	Aberdeen International Real Estate Equity Fund
Alpine Realty Income and Growth Fund	Aberdeen Realty Income and Growth Fund

Aberdeen Asset Management Inc.

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Asset Management Inc. is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Member of Aberdeen Asset Management Group of Companies.

“Aberdeen” is a U.S. Registered service mark of Aberdeen Asset Management PLC.

Target Funds Each a Series of Alpine Income Trust	Acquiring Funds Each a Series of Aberdeen Funds
Alpine High Yield Managed Duration Municipal Fund	Aberdeen High Yield Managed Duration Municipal Fund
Alpine Ultra Short Municipal Income Fund	Aberdeen Ultra Short Municipal Income Fund

* It is anticipated that each Shell Series would have the same strategies and risks as the corresponding Target Fund with the exception of the Aberdeen Income Builder Fund, which is being revised to include greater exposure to fixed income and additional investment tools to generate income than the Alpine Rising Dividend Fund.

Please do not hesitate to contact the undersigned at 215-405-2404 with any questions or comments concerning this filing.

Sincerely,

/s/ Robert Hepp
Robert Hepp

cc:                Lucia Sitar, Aberdeen Asset Management Inc.

Rose DiMartino, Willkie Farr & Gallagher LLP

Elliot Gluck, Willkie Farr & Gallagher LLP